Property and equipment (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property and equipment [Abstract]
Property and Equipment
Property and equipment consist of the following:

Dollars in thousands	March 31, 2020	December 31, 2019
Equipment	$226	$222
Furniture and fixtures	163	138
Computer software	115	115
Computer equipment	5	4
Total property and equipment	509	479
Accumulated depreciation	(160)	(62)
Net property and equipment	$349	$417

Property and equipment consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Equipment	$222	$49
Furniture and fixtures	138	46
Computer software	115	-
Computer equipment	4	14
Total property and equipment	479	109
Accumulated depreciation	(62)	(38)
Net property and equipment	$417	$71